Common stock Preferred stock and additional paid in capital-Additional Information (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			6 Months Ended		10 Months Ended		10 Months Ended	3 Months Ended	7 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jul. 11, 2010 Company's authorized capital stock [Member]	Jul. 20, 2010 Company's authorized capital stock [Member]	Oct. 19, 2010 Company's authorized capital stock [Member]	Jul. 12, 2010 Authorized capital stock (amended articles of incorporation) [Member]	Nov. 04, 2010 Company's IPO completion [Member]	Mar. 27, 2012 Follow-on offering completion [Member]	Aug. 07, 2013 Issuance of two million Series B Cumulative Redeemable Perpetual Preferred Stock [Member]	Oct. 19, 2012 Second follow-on offering completion [Member]	Dec. 31, 2012 Q4 2011 Dividends paid [Member]	Dec. 31, 2012 Q1 2012 Dividends paid [Member]	Dec. 31, 2012 Q2 2012 Dividends paid [Member]	Dec. 31, 2012 Q3 2012 Dividends paid [Member]	Dec. 31, 2013 Q4 2012 Dividends paid [Member]	Dec. 31, 2013 Q1 2013 Dividends paid [Member]	Dec. 31, 2013 Q2 2013 Dividends paid [Member]	Dec. 31, 2013 Q3 2013 Dividends paid [Member]	Dec. 31, 2013 August 6 to October 14, 2013 Preferred Dividends paid [Member]
Common stock authorization date					July 14, 2010
Common stock shares authorized				2,000,000			1,000,000,000
Stock split date						August 27, 2010
Common stock shares issued				1,000,000	24,000,000	22,000,000		13,300,000	7,500,000		7,000,000
Dividend per share						$ 0.88				$ 1.90625
Preferred Stock Shares Issued	2,000,000									2,000,000
Preferred stock dividend rate	7.625%									7.625%
Preferred Stock, Redemption Terms										At any time after August 6, 2018, the Series B Preferred Stock may be redeemed, at Company's election at a price of $25 of liquidation preference per share.
Common Stock, Preferred Stock Issuance, value		$ 194,802			$ 2,400
Total Common stock shares issued as at period end.					25,000,000			60,300,000	67,800,000		74,800,000
Common stock shares par value				$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Public offering per share price								$ 12.00	$ 14.10	$ 25.00	$ 14.10
Preferred Stock, Shares Authorized							100,000,000
Initial Public offering proceeds, net								145,543
Follow-on offering proceeds, net									100,584	48,042	93,547
Preferred stock shares designated as Series A Participating Preferred Stock							10,000,000
Preferred stock shares par value							$ 0.0001
Dividends paid	$ (81,515)	$ (73,089)	$ (61,506)									$ 16,281	$ 18,306	$ 18,306	$ 20,196	$ 20,196	$ 20,196	$ 20,196	$ 20,196	$ 731
Dividends paid, per common share												$ 0.27	$ 0.27	$ 0.27	$ 0.27	$ 0.27	$ 0.27	$ 0.27	$ 0.27	$ 0.3654